Property and Equipment, Net (Details)	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2022 CNY (¥)
Property, Plant and Equipment [Abstract]
Investment budget	$ 2,600,000					¥ 18,100,000
Construction and renovation	1,900,000	¥ 13,100,000
Production equipment	200,000					1,400,000
Miscellaneous projects	100,000					¥ 1,100,000
Constructions payments	0.4	¥ 2.5
Depreciation expenses	$ 701,461		$ 605,253		$ 485,826
Total cost			$ 10	¥ 319,832